Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Depreciation Rates for Property, Plant and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The annual depreciation rates are as follows:

%

Office furniture and equipment	7–16
Computer software and electronic equipment	15–33
Leasehold improvements	Shorter of lease term or useful life

Schedule of Marketable Debt Securities

The fair value of the Company’s marketable debt securities measured at fair value on a recurring basis by level within the fair value hierarchy are as follows (in thousands):

	December 31, 2022
				Fair
	Level 1	Level 2	Level 3	Value

Marketable debt securities	$10,629	$1,140	—	$11,769

	December 31, 2021
				Fair
	Level 1	Level 2	Level 3	Value

Marketable debt securities	$24,467	$5,464	—	$31,931